PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

7.PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

		As at December 31,
	Notes	2022	2023	2023
		RMB	RMB	US$
Due from suppliers	i)	31,660	66,893	9,422
Loan receivables	ii)	294,130	312,036	43,949
Advances to employees		2,601	2,213	312
Dividend receivable		1,643	-	-
Deductible value-added tax		44,268	43,355	6,106
Tax refund		234	241	34
Due from hospital		1,138	1,087	153
Deferred expenses		200	317	45
Others		26,767	46,407	6,536
		402,641	472,549	66,557

Allowance for credit losses		(17,290)	(59,603)	(8,395)

		385,351	412,946	58,162

The Group records allowance for doubtful debts in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)	Amounts due from suppliers represented prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve for bad debt amounting to nil and nil on the amounts due from suppliers as at December 31, 2022 and 2023, respectively.
ii)	Loan receivables represented the loans to other parties, including loans to related parties such as the Guangdong Proton International Hospital Management Co., Ltd., and Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”) of total amount of RMB178,453 and RMB185,466 (US$26,122) as at December 31, 2022 and 2023, and third parties of RMB115,677 and RMB126,570 (US$17,827) as at December 31, 2022 and 2023, respectively. For the loans to related parties, the Group recorded allowance for doubtful debts amounting to RMB9,017 and RMB33,985 (US$4,787) as at December 31, 2022 and 2023, respectively. Besides the credit losses provided to the balances to related parties, the Group recorded allowance for credit losses amounting to RMB3,011 and RMB20,496 (US$2,887) as of December 31, 2022 and 2023, respectively to balances to third parties.